Inventories - Schedule of Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials and supplies	€ 1	€ 1
Work in progress and semi-finished products	3	3
Finished goods	286	266
Total	€ 290	€ 270